Operating leases - Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Leases [Abstract]
Due within 1 year	$ 26,237
Due between 1 and 5 years	54,736
Thereafter	11,491
Total future minimum lease payments	92,464
Lease imputed interest	(5,665)
Total	$ 86,799